Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Other Receivables
Schedule of other current receivables

As at December 31:	2019		2018
Interest receivables	$145		$83
Contract assets under contracts with customers	—		295
Loans (net of allowance of $16 and $nil as of December 31, 2019 and 2018, respectively)	828	*	6,087	**
Indemnification asset (see Note 26)	6,362		—
Other	769		2,210
	$8,104		$8,675

*   In 2019, the Group had various amounts owing from an affiliate owned by our Chairman equal to $828 (see Note 26).

**  The loan, which was due from a former subsidiary, was written off in 2019.

Schedule of movement of contract assets under contracts with customers

	2019	2018
Balance, beginning of the year	$295	$876
A change in the time frame for a right to consideration to become unconditional	(295)	(581)
Balance, end of the year	$—	$295